CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		69 Months Ended	78 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Cash flows from operating activities:
Net loss	$ (1,051,082)	$ (591,992)	$ (1,384,981)	$ (922,906)	$ (31,374,304)	$ (32,425,386)
Adjustments to reconcile net loss to net cash used in operating activities:
Founders shares					17,000	17,000
Costs associated with purchase of Sucre Agricultural Corp					(3,550)	(3,550)
Interest expense on beneficial conversion feature of convertible notes					676,983	676,983
Loss on extinguishment of convertible debt					2,718,370	2,718,370
Loss on the retirement of warrants					146,718	146,718
Gain from change in fair value of warrant liability	(1,771)	(798,951)	(855,251)	(1,509,778)	(2,932,490)	(2,934,261)
Change in fair value of derivative liability	(55,629)					(55,629)
Common stock issued for interest on convertible notes					55,585	55,585
Discount on sale of stock associated with private placement					211,660	211,660
Accretion of discount on note payable to related party		73,885	73,885	9,851	83,736	83,736
Loss from change in accounting estimate on Department of Energy billings			354,000		354,000	354,000
Debt issuance costs for rejected loan guarantees		309,834	309,834	273,800	583,634	583,634
Gain on settlement of accrued rent			(7,920)		(7,920)	(7,920)
Share-based compensation	92,236	46,782	161,851	52,487	11,552,467	11,644,703
Depreciation	193,907	15,827	18,951	25,522	88,607	282,514
Changes in operating assets and liabilities:
Department of Energy unbilled grant receivable	187,454	(62,324)	(117,004)	(28,267)	(145,271)	42,183
Department of Energy grant receivable				207,380		(354,000)
Prepaid expenses and other current assets	6,013	20,924	23,348	11,532	(15,912)	(9,899)
Accounts payable	363,374	116,864	377,751	8,146	721,442	1,084,817
Accrued liabilities	74,221	145,486	336,266	(135,374)	446,288	520,508
Accrued interest, related party		23,753
Net cash used in operating activities	(191,277)	(699,912)	(709,270)	(2,007,607)	(16,822,957)	(17,014,234)
Cash flows from investing activities:
Acquisition of property and equipment				(5,508)	(217,636)	(217,636)
Construction in progress	(55,180)	(130,976)	(123,155)	(889,739)	(1,012,894)	(1,068,074)
Net cash used in investing activities	(55,180)	(130,976)	(123,155)	(895,247)	(1,230,530)	(1,285,710)
Cash flows from financing activities:
Cash paid for treasury stock					(101,581)	(101,581)
Cash received in acquisition of Sucre Agricultural Corp.					690,000	690,000
Proceeds from sale of stock through private placement	0		0	0	544,500	544,500
Proceeds from exercise of stock options					40,000	40,000
Proceeds from issuance of common stock	35,000	250,000	350,000		14,710,000	14,745,000
Proceeds from convertible notes payable	363,500				2,500,000	2,863,500
Repayment of notes payable					(500,000)	(500,000)
Proceeds from related party line of credit/notes payable			19,230	200,000	335,230	335,230
Repayment from related party line of credit/notes payable	(4,000)				(116,000)	(120,000)
Debt issuance costs	(97,800)		(114,136)	(299,498)	(563,634)	(661,434)
Retirement of warrants	0				(220,000)	(220,000)
Proceeds from sale of LLC Unit				750,000	750,000	750,000
Net cash provided by financing activities	296,700	250,000	255,094	650,502	18,068,515	18,365,215
Net increase (decrease) in cash and cash equivalents	50,243	(580,888)	(577,331)	(2,252,352)	15,028	65,271
Cash and cash equivalents beginning of period	15,028	592,359	592,359	2,844,711
Cash and cash equivalents end of period	65,271	11,471	15,028	592,359	15,028	65,271
Supplemental disclosures of cash flow information
Interest				209	57,102	57,102
Income taxes	8,179		825	54,153	18,921	27,100
Supplemental schedule of non-cash investing and financing activities:
Conversion of note payable amount					2,000,000	2,000,000
Interest converted to common stock					55,569	55,569
Fair value of warrants issued to placement agents					725,591	725,591
Accounts payable, net of reimbursement, included in construction-in-progress			24,494	21,348	45,842	45,842
Discount on related party note payable				83,736	83,736	83,736
Accretion of redeemable non-controlling interest		$ 112,500	$ 112,500	$ 0	$ 112,500	$ 112,500